Supplement dated April 18, 2006
                        to John Hancock Funds II Lifestyle Prospectus-
                     Class R3, Class R4 and Class R5 Shares
                             Dated October 17, 2005


The last sentence at the end of the next to last paragraph under the section entitled "Your Account - Class R3, Class R4 and Class R5 Shares" on page 16 is replaced with the following:

Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) and other individual retirement accounts. Retirement Plans and other plans (except 529 plans) not currently invested in Class A, Class B and Class C shares, which are described in a separate prospectus, may invest only in Class R3, Class R4 and Class R5 Shares.

                         Supplement Dated April 18, 2006
                            to John Hancock Funds II
      Lifestyle Portfolios Prospectus - Class A, Class B and Class C Shares
                             Dated October 17, 2005



The section entitled "Shareholder transaction expenses" of the tables entitled "Your Expenses" on pages 7, 9, 11, 13 and 15 is amended to read:

---------------------------- -------------------------- -------------------------- --------------------------
Shareholder transaction       Class A                    Class B                    Class C
expenses
---------------------------- -------------------------- -------------------------- --------------------------
Maximum front-end sales       5.00%                      none                       none
charge (load) on purchases
as a % of purchase price
---------------------------- -------------------------- -------------------------- --------------------------
Maximum deferred sales        none(1)                    5.00%                      1.00%
charge (load) as a % of
purchase or sale price,      (1) Except for
whichever is less            investments of $1
                             million or more; see
                             "How Sales Charges Are
                             Calculated."
---------------------------- -------------------------- -------------------------- --------------------------

The following is included in the Section entitled "Your account - Choosing a Share Class" after the last bullet under "Class C" on page 16:

The retirement plan types listed below not currently invested in Class A, Class B and Class C of John Hancock Funds shares are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such plans are: retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Funds Class R shares. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts and other individual retirement accounts.

The table at the beginning of the section entitled "Your Account - How Sales Charges Are Calculated Class A" on page 16 is amended to read:

------------------------------------- ----------------------------------- -----------------------------------
Class A sales charges
------------------------------------- ----------------------------------- -----------------------------------
Your  investment                      As a % of offering price*           As a % of your investment
------------------------------------- ----------------------------------- -----------------------------------
Up to $49,999                           5.00%                                5.26%
------------------------------------- ----------------------------------- -----------------------------------
$50,000 - $99,999                       4.50%                                4.71%
------------------------------------- ----------------------------------- -----------------------------------
$100,000 - $249,999                     3.50%                                3.63%
------------------------------------- ----------------------------------- -----------------------------------
$250,000 - $499,999                     2.50%                                2.56%
------------------------------------- ----------------------------------- -----------------------------------
$500,000 - $999,999                     2.00%                                2.04%
------------------------------------- ----------------------------------- -----------------------------------
$1,000,000 and over                     See below
------------------------------------- ----------------------------------- -----------------------------------
* Offering price is the net asset value per share plus any initial sales charge.
------------------------------------- ----------------------------------- -----------------------------------

The following table is added at the end of the section entitled "Your Account - How Sales Charges Are Calculated Class A" on page 16:

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

------------------------------------------------------- -----------------------------------------------------
Class A deferred sales charges on investments of $1
million or more
------------------------------------------------------- -----------------------------------------------------
Your investment                                         CDSC on shares being sold
------------------------------------------------------- -----------------------------------------------------
First $1M - $4,999,999                                  1.00%
------------------------------------------------------- -----------------------------------------------------
Next $1 - $5M above that                                0.50%
------------------------------------------------------- -----------------------------------------------------
Next $1 or more above that                              0.25%
------------------------------------------------------- -----------------------------------------------------
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
------------------------------------------------------- -----------------------------------------------------

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The last sentence under the "Letter of Intention" paragraph in the section entitled "Your Account - Sales Charge Reductions and Waivers - Reducing your Class A sales charges" on page 17 is amended to read:

Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

The following item is deleted from the section entitled "Your account - Waivers for certain investors" on page 18:

-participants in certain retirement plans with at least 100 eligible employees

                              John Hancock Funds II

                     Supplement Dated April 18, 2006 to the

                       Statement of Additional Information
                             Dated October 17, 2005



The paragraph under "Sales Compensation - Initial Compensation" on page 61 is amended to read:

Whenever you make an investment in Class A, Class B or Class C shares of a fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at that time.

In the first line under "Sales Compensation - Annual Compensation" on page 61, "(under $1 million)" is deleted.

The second paragraph under "Sales Compensation - Annual Compensation" is deleted.

In the chart entitled "First Year Broker or Other Selling Firm Compensation" on page 62, the row labeled "Investments of Class A shares of $1 million or more
(5)" is deleted and replaced with the following:

----------------------- --------------------- -------------------- --------------------- --------------------
                        Investor pays sales   Selling Firm         Selling Firm          Total Selling Firm
                        charge (% of          receives             receives 12b-1        compensation (3)(4)
                        offering price)       commission (1)       service fee (2)
----------------------- --------------------- -------------------- --------------------- --------------------
First $1M-$4,999,999          -                    0.75%                0.25%                1.00%
----------------------- --------------------- -------------------- --------------------- --------------------
Next $1 - $5M above           -                    0.25%                0.25%                0.50%
that
----------------------- --------------------- -------------------- --------------------- --------------------
Next $1 or more above         -                    0.00%                0.25%                0.25%
that
----------------------- --------------------- -------------------- --------------------- --------------------

The following is added at the end of footnote (1) to the chart entitled "First Year Broker or Other Selling Firm Compensation" on page 63:

For Class A investments over $1 million, CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge. Where no CDSC or other sales charges are collected for Class A investments over $1 million, Selling Firm commissions will be paid by the Distributor or its affiliates without any additional expense to any fund or its shareholders.

Footnote (5) to the chart entitled "First Year Broker or Other Selling Firm Compensation" on page 63 is amended to read:

(5) For purchases of Class R3 and R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears.

The following item under "Initial Sales Charge on Class A Shares - Without Sales Charges" on page 66 is deleted:

Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established.

The third, fourth and fifth sentences in the first paragraph under "Initial Sales Charges on Class A Shares - Reducing Your Class A Sales Charges - Letter of Intention" on page 66 are amended to read:

All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for an individual retirement account, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These individual retirement accounts include traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts.